FAIR VALUE MEASUREMENTS - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Marketable securities held in Trust Account	$ 55	$ 55	$ 54,799,478	$ 204,044,469
Convertible notes derivative		16,462,690
Level 1
FAIR VALUE MEASUREMENTS
Marketable securities held in Trust Account			54,799,478	204,044,469
Level 3
FAIR VALUE MEASUREMENTS
Subscription agreement	2,460,488	2,425,647
Contingent Guarantee		3,256,863
Warrant liability - Private Warrants	61,531	307,656	307,656	$ 184,594
Non-redemption agreement liability			$ 1,441,653
Convertible notes derivative	2,142,511	16,462,690
Earnout liability	$ 12,638,000	$ 12,298,000